UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-207340-03

Central Index Key Number of Issuing entity:  0001713226

UBS Commercial Mortgage Trust 2017-C3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of Sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Dated : January 28, 2026

/s/ Andrew Lisa
Andrew Lisa, Executive Director

Dated : January 28, 2026

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document